Financial assets and liabilities - Net debt and available liquidity (Details) £ in Millions	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Jul. 31, 2018	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)	[1],[2]
Financial assets and liabilities
Amount drawn			$ 9,672,000,000				$ 10,163,000,000
Undrawn amount			640,000,000				814,000,000
Deferred debt issue costs and bond premium/discount			(67,000,000)				(87,000,000)
Net borrowings			9,605,000,000				10,076,000,000
Cash and cash equivalents			(565,000,000)				(823,000,000)	[1],[2]	$ (818,000,000)	[1],[2]	$ (603,000,000)
Derivative financial instruments used to hedge foreign currency and interest rate risk			113,000,000				301,000,000
Net debt			9,153,000,000				9,554,000,000		$ 9,283,000,000
Available Liquidity			1,205,000,000				1,637,000,000
7.125%/7.875% Senior Secured Toggle Notes due 2023
Financial assets and liabilities
Maximum amount drawable - Notes			770,000,000				770,000,000
Amount drawn			$ 770,000,000				$ 770,000,000
7.125%/7.875% Senior Secured Toggle Notes due 2023 | Minimum
Financial assets and liabilities
Stated interest rate	7.125%	7.125%	7.125%		7.125%	7.125%	7.125%
7.125%/7.875% Senior Secured Toggle Notes due 2023 | Maximum
Financial assets and liabilities
Stated interest rate	7.875%	7.875%	7.875%		7.875%	7.875%	7.875%
6.625%/7.375% Senior Secured Toggle Notes due 2023
Financial assets and liabilities
Maximum amount drawable - Notes | €	€ 845,000,000				€ 845,000,000
Amount drawn	€ 845,000,000		$ 967,000,000		€ 845,000,000		$ 1,013,000,000
6.625%/7.375% Senior Secured Toggle Notes due 2023 | Minimum
Financial assets and liabilities
Stated interest rate	6.625%	6.625%	6.625%		6.625%	6.625%	6.625%
6.625%/7.375% Senior Secured Toggle Notes due 2023 | Maximum
Financial assets and liabilities
Stated interest rate	7.375%	7.375%	7.375%		7.375%	7.375%	7.375%
2.750% Senior Secured Notes due 2024
Financial assets and liabilities
Maximum amount drawable - Notes | €	€ 750,000,000				€ 750,000,000
Amount drawn	€ 750,000,000		$ 859,000,000		€ 750,000,000		$ 899,000,000
Stated interest rate	2.75%	2.75%	2.75%		2.75%	2.75%	2.75%
4.625% Senior Secured Notes due 2023
Financial assets and liabilities
Maximum amount drawable - Notes			$ 1,000,000,000				$ 1,000,000,000
Amount drawn			$ 1,000,000,000				$ 1,000,000,000
Stated interest rate	4.625%	4.625%	4.625%		4.625%	4.625%	4.625%
4.125% Senior Secured Notes due 2023
Financial assets and liabilities
Maximum amount drawable - Notes | €	€ 440,000,000				€ 440,000,000
Amount drawn	€ 440,000,000		$ 504,000,000		€ 440,000,000		$ 528,000,000
Stated interest rate	4.125%	4.125%	4.125%		4.125%	4.125%	4.125%
4.250% Senior Secured Notes due 2022
Financial assets and liabilities
Maximum amount drawable - Notes			$ 715,000,000				$ 715,000,000
Amount drawn			$ 715,000,000				$ 715,000,000
Stated interest rate	4.25%	4.25%	4.25%		4.25%	4.25%	4.25%
4.750% Senior Notes due 2027
Financial assets and liabilities
Maximum amount drawable - Notes | £		£ 400				£ 400
Amount drawn		£ 400	$ 512,000,000			£ 400	$ 541,000,000
Stated interest rate	4.75%	4.75%	4.75%		4.75%	4.75%	4.75%
6.000% Senior Notes due 2025
Financial assets and liabilities
Maximum amount drawable - Notes			$ 1,700,000,000				$ 1,700,000,000
Amount drawn			1,700,000,000				1,700,000,000
Amount drawn			$ 1,685,000,000				$ 1,696,000,000
Stated interest rate	6.00%	6.00%	6.00%		6.00%	6.00%	6.00%
7.250% Senior Notes due 2024
Financial assets and liabilities
Maximum amount drawable - Notes			$ 1,650,000,000				$ 1,650,000,000
Amount drawn			$ 1,650,000,000				$ 1,650,000,000
Stated interest rate	7.25%	7.25%	7.25%		7.25%	7.25%	7.25%
6.750% Senior Notes due 2024
Financial assets and liabilities
Maximum amount drawable - Notes | €	€ 750,000,000				€ 750,000,000
Amount drawn	€ 750,000,000		$ 859,000,000		€ 750,000,000		$ 899,000,000
Stated interest rate	6.75%	6.75%	6.75%		6.75%	6.75%	6.75%
6.000% Senior Notes due 2021
Financial assets and liabilities
Maximum amount drawable - Notes							$ 440,000,000
Amount drawn							$ 440,000,000
Stated interest rate				6.00%	6.00%	6.00%	6.00%
Global Asset Based Facility
Financial assets and liabilities
Maximum amount drawable - Notes			$ 739,000,000				$ 813,000,000
Amount drawn			100,000,000
Undrawn amount			639,000,000				813,000,000
Finance Lease Obligations
Financial assets and liabilities
Amount drawn			36,000,000				8,000,000
Other borrowings
Financial assets and liabilities
Maximum amount drawable - Notes | €					€ 4,000,000
Amount drawn			15,000,000				4,000,000
Undrawn amount			$ 1,000,000				$ 1,000,000

[1]	The consolidated statements of cash flows for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements
[2]	The consolidated statements of financial position as at December 31, 2017, 2016 and 2015 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements